Expense Example	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years	Prospectus #2 Eaton Vance Stock Fund Class A 1 Year	Prospectus #2 Eaton Vance Stock Fund Class A 3 Years	Prospectus #2 Eaton Vance Stock Fund Class A 5 Years	Prospectus #2 Eaton Vance Stock Fund Class A 10 Years	Prospectus #2 Eaton Vance Stock Fund Class C 1 Year	Prospectus #2 Eaton Vance Stock Fund Class C 3 Years	Prospectus #2 Eaton Vance Stock Fund Class C 5 Years	Prospectus #2 Eaton Vance Stock Fund Class C 10 Years	Prospectus #2 Eaton Vance Stock Fund Class I 1 Year	Prospectus #2 Eaton Vance Stock Fund Class I 3 Years	Prospectus #2 Eaton Vance Stock Fund Class I 5 Years	Prospectus #2 Eaton Vance Stock Fund Class I 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class A 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class I 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 10 Years
USD ($)	597	749	915	1,395	252	471	813	1,576	51	160	280	628	611	794	992	1,564	267	517	892	1,743	65	205	357	798	620	847	1,093	1,795	276	572	994	1,973	75	261	464	1,049	417	612	823	1,431	69	218	379	847